LOSS PER SHARE - Narrative (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Compensation Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from computation of diluted earnings per share, effect anti-dilutive (in shares)	4,932	3,154	5,106
Stock options, Time-based RSUs, Performance-based RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from computation of diluted earnings per share, effect anti-dilutive (in shares)	3,428	9,551	2,598
Performance-Based Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from computation of diluted earnings per share, effect anti-dilutive (in shares)	156